Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 88.04%
	Asset Management - 2.47%
3,725	BlackRock, Inc.	$2,049,793

	Auto Manufacturers - 2.03%
52,550	General Motors Co.	1,686,330

	Banks - Global - 3.23%
25,654	JPMorgan Chase & Co.	2,680,843

	Biotechnology - 1.26%
6,520	Beam Therapeutics, Inc.*	310,613
13,195	Intellia Therapeutics, Inc.*	738,392
		1,049,005

	Business Services - 1.71%
8,000	Visa, Inc. - Class A	1,421,200

	Business Software & Services - 5.93%
21,150	Microsoft Corp.	4,925,835

	Catalog & Mail Order Houses - 3.88%
28,500	Amazon.com, Inc.*	3,220,500

	Copper - 1.82%
55,160	Freeport-McMoRan, Inc.	1,507,523

	Diagnostics & Research - 7.43%
12,820	Danaher Corp.	3,311,278
5,640	Thermo Fisher Scientific, Inc.	2,860,552
		6,171,830
	Discount Stores - 3.04%
10,515	Dollar General Corp.	2,522,128

	Grocery Stores - 2.83%
53,825	Kroger Co.	2,354,844

	Health Care Plans - 3.90%
6,415	UnitedHealth Group, Inc.	3,239,832

	Information Technology Services - 4.54%
14,640	Accenture Plc - Class A#	3,766,872

	Insurance - Diversified - 3.09%
9,600	Berkshire Hathaway, Inc. - Class B*	2,563,392

	Internet Content and Information - 0.52%
8,650	DoorDash, Inc. - Class A*	427,742

	Internet Information Providers - 5.51%
8,200	Alphabet, Inc. - Class A*	784,330
39,400	Alphabet, Inc. - Class C*+	3,788,310
		4,572,640
	Medical Devices - 1.44%
5,885	Stryker Corp.	1,191,948

	Medical Instruments and Supplies - 1.37%
6,083	Intuitive Surgical, Inc.*	1,140,198

	Oil and Gas Equipment and Services - 2.20%
39,425	Halliburton Co.	970,643
23,865	Schlumberger N.V.#	856,753
		1,827,396
	Oil and Gas Exploration and Production - 3.44%
13,205	Pioneer Natural Resources Co.	2,859,279

	Personal Computers - 5.33%
32,040	Apple, Inc.	4,427,928

	Personal Products - 2.75%
18,055	Procter & Gamble Co.	2,279,444

	Processed & Packaged Goods - 3.12%
15,889	PepsiCo, Inc.	2,594,038

	Real Estate Development - 2.30%
46,765	Brookfield Asset Management, Inc. - Class A#	1,912,221

	Scientific Research & Development Services - 0.76%
9,610	CRISPR Therapeutics AG#*	628,013

	Semiconductor Equipment & Materials - 5.09%
20,365	Applied Materials, Inc.	1,668,504
6,680	NVIDIA Corp.	810,885
11,830	NXP Semiconductors N.V.#	1,745,043
		4,224,432
	Software - Application - 0.75%
23,535	Uber Technologies Inc. *	623,677

	Specialty Chemicals - 1.00%
5,750	Ecolab Inc.	830,415

	Specialty Industrial Machinery - 2.99%
14,845	Honeywell International, Inc.	2,478,670

	Waste Management - 2.31%
11,975	Waste Management, Inc.	1,918,515
	Total Common Stocks (Cost $54,126,546)	73,096,483

	MONEY MARKET FUND - 12.00%
9,960,374	First American Government Obligations Fund, Class X, 2.78%† (Cost $9,960,374)	9,960,374
	Total Investments in Securities (Cost $64,086,920) - 100.04%	83,056,857
	Liabilities in Excess of Other Assets - (0.04)%	(32,337)
	Net Assets - 100.00%	$83,024,520

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of September 30, 2022.
	+ Non-voting shares.

Capital Advisors Growth Fund
Summary of Fair Value Disclosure at September 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Basic Materials	$2,337,938	$-	$-	$2,337,938
Communication Services	427,742	-	-	427,742
Consumer Cyclical	1,686,330	-	-	1,686,330
Consumer Defensive	4,876,972	-	-	4,876,972
Consumer Goods	4,873,482	-	-	4,873,482
Energy	4,686,675	-	-	4,686,675
Financial	10,627,449	-	-	10,627,449
Healthcare	13,420,826	-	-	13,420,826
Industrial	4,397,185	-	-	4,397,185
Services	4,889,004	-	-	4,889,004
Technology	20,872,880	-	-	20,872,880
Total Common Stocks	73,096,483	-	-	73,096,483
Money Market Fund	9,960,374	-	-	9,960,374
Total Investments in Securities	$83,056,857	$-	$-	$83,056,857

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.